ACQUISITIONS - Additional Information (Details) € in Thousands, $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 01, 2022 USD ($) shares	Jan. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€) shares	Jan. 31, 2022 USD ($) shares	Jan. 31, 2022 EUR (€) shares
Disclosure of detailed information about business combination [line items]
Unregistered ordinary shares issued (in shares) | shares					720,558				720,558
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities					$ 23,411		$ 0	$ 0
Unwinding of deferred consideration							0	0
Deferred consideration, non current liabilities					4,774		0
Deferred consideration current liabilities					2,800		0
Other liability					226		0
Fair value movement on contingent consideration					10,852		0	$ 0
Contingent consideration					19,378		$ 0
Roto Sports, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Cash paid	$ 14,700
Business combination, consideration transferred	13,500
Business combination, acquisition related costs	$ 1,200
Unregistered ordinary shares issued (in shares) | shares	451,264
Purchase consideration due on first anniversary	$ 2,500
Purchase consideration due on second anniversary	$ 5,300
Percentage of deferred payments	50.00%
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities					12,701
Acquisition-related costs					531
Revenue of acquiree since acquisition date				$ 7,418
Goodwill recognized	$ 10,776
Unwinding of deferred consideration					325
Deferred consideration					7,574
Deferred consideration, non current liabilities					4,774
Deferred consideration current liabilities					2,800
Gross contractual amounts receivable for acquired receivables	1,066
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables	$ 306
Roto Sports, Inc. | Consideration Payment
Disclosure of detailed information about business combination [line items]
Consideration paid (received)		$ 2,500
NDC Media
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired										100.00%	100.00%
Cash paid										$ 11,168	€ 10,000
Unregistered ordinary shares issued (in shares) | shares										269,294	269,294
Purchase consideration due on first anniversary										$ 21,850	€ 19,000
Purchase consideration due on second anniversary										32,800	€ 28,500
Acquisition-related costs			$ 299
Revenue of acquiree since acquisition date					10,400
Goodwill recognized										0
Deferred consideration					30,675				€ 28,614
Gross contractual amounts receivable for acquired receivables										1,610
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables										$ 326
Adjustments for working capital					4,116
Other liability					226
Business combination, net of cash					10,710
Revenue of combined entity as if combination occurred at beginning of period					$ 11,150
Actuarial assumption of volatility rates					36.50%	36.50%
Fair value movement on contingent consideration					$ 10,852	€ 10,343
Outstanding consideration obligation					11,297				10,538
Contingent consideration					$ 19,378				€ 18,076
NDC Media | Minimum
Disclosure of detailed information about business combination [line items]
Actuarial assumption of financial conditions rates					64.00%	64.00%
Discount rates					7.44%	7.44%
Inflation rates					2.16%	2.16%
NDC Media | Maximum
Disclosure of detailed information about business combination [line items]
Percentage of deferred payments										50.00%	50.00%
Actuarial assumption of financial conditions rates					100.00%	100.00%
Discount rates					7.45%	7.45%
Inflation rates					2.23%	2.23%